Document and Entity Information Document	Sep. 05, 2019
Document And Entity Information [Abstract]
Entity Central Index Key	0001571123
Title of 12(b) Security	Common Stock, par value $.0001 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, Date of Incorporation	DE
Document Type	8-K
Document Period End Date	Sep. 05, 2019
Entity Registrant Name	Science Applications International Corporation
Entity File Number	001-35832
Entity Tax Identification Number	46-1932921
Entity Address, Address Description	12010 Sunset Hills Road
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	676-4300
Trading Symbol	SAIC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false